Right-of-use assets - Net - Schedule of Right-of-use Asset (Details) - MXN ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 5,520,596	$ 4,696,459	$ 4,696,459
Additions	1,450,084		1,422,168
Write-offs	(1,462)
Depreciation	(481,244)	(421,872)	(598,031)
Ending balance	6,487,974		5,520,596
Building
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	5,201,868	4,472,888	4,472,888
Additions	1,354,571		1,282,448
Depreciation	(432,802)		(553,468)
Ending balance	6,123,637		5,201,868
Transportation Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	99,084	55,999	55,999
Additions	66,114		63,778
Write-offs	(1,462)
Depreciation	(27,049)		(20,693)
Ending balance	136,687		99,084
Store Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	219,644	$ 167,572	167,572
Additions	29,399		75,942
Depreciation	(21,393)		(23,870)
Ending balance	$ 227,650		$ 219,644